Claims Financing Obligations and Notes Payable - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Claims Financing Obligations and Notes Payable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0001	$ 0.0001
Gain (Loss) on Extinguishment of Debt	$ 63,400,000	$ 63,367,000
Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Liability Related To Remaining Amounts Due	$ 80,000,000	80,000,000
Option To Repurchase Of Warrants		$ 80,000,000
Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Common stock, shares authorized	5,500,000,000	5,500,000,000
Common stock	$ 7,000	$ 7,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5	$ 11.5
Claims Proceeds Investment Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Shares Pledged Under Agreement	50,000,000	50,000,000
Claims Proceeds Investment Agreement [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Percentage Of Shares Obtained Through Warrant	15.00%	15.00%
Warrants and Rights Outstanding	$ 80,000,000	$ 80,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.2	$ 1.2
Interest On Principal Amount Of Agreement	10.00%	10.00%
Claims Proceeds Investment Agreement [Member] | Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Common stock, shares authorized	66,666,666	66,666,666
Common stock	$ 6,666.67	$ 6,666.67
Common stock par or stated value per share	$ 0.0001	$ 0.0001
PPP Loan [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt instrument, Face amount	$ 1,086,000	$ 1,086,000		$ 1,086,000
Debt instrument, Interest rate, Stated percentage				1.00%
Debt instrument, Term			2025 years	2022 years
Long-term debt, Gross				$ 1,043,000
Financing Obligations and Notes Payable Agreements [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity	$ 172,300,000	172,300,000	$ 201,400,000	90,500,000
Interest expense, Debt		$ 1,500,000	$ 94,500,000	$ 67,500,000
Weighted average interest rate	5.80%	5.80%	22.00%
Line of credit facility, Current borrowing capacity	$ 172,300,000	$ 172,300,000	$ 201,400,000
Financing Obligations and Notes Payable Agreements [Member] | Minimum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period		2.00%	2.00%
Financing Obligations and Notes Payable Agreements [Member] | Maximum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period			11.00%
Financing Obligations and Notes Payable Agreements [Member] | Maximum [Member] | Previously Reported [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period			30.00%
Nonrecourse Required Payments [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Repayments of lines of credit			$ 117,500,000
Minimum Required Payment [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Repayments of lines of credit	$ 330,500,000		$ 368,000,000